Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
5.69%, 12/25/33 ................ USD 105 $ 99,366
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%),
5.23%, 05/25/37 ................ 84 14,357
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 6.55%, 04/20/31
(a) (b)
.......... 253 253,505
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.49%, 10/20/30
(a) (b)
..... 255 254,925
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.45%, 05/25/35
(a)
...... 30 24,018
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.22%,
12/10/25
(a)
...................... 300 39,000
Barings CLO Ltd., Series 2015-2A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.45%), 6.73%, 10/20/30
(a) (b)
.......... 123 123,194
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.96%,
05/28/39 ..................... 59 47,091
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.96%,
02/28/40 ..................... 73 68,569
Series 2005-E, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.96%,
12/28/40 ..................... 17 16,792
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 3,565
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 3,421
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 2,621
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.31%, 05/25/35 ................ 2 1,612
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 03/25/37 ................ 13 11,998
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.32%, 04/25/37 ................ 230 210,327
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.44%), 6.72%, 10/22/30
(a) (b)
..... 140 139,791
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.40%), 6.68%, 01/20/31
(a) (b)
.......... 450 450,811
Cardiff Auto Receivables Securitisation plc
(a)(c)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.85%, 08/20/31 ................ GBP 100 134,026
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.55%, 08/20/31 ................ 100 134,205
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.56%, 01/15/31 ................ USD 116 115,755
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.52%, 04/17/31 ................ USD 391 $ 391,195
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%),
6.58%, 07/27/31 ................ 415 415,607
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.13%, 10/25/36
(a)
................. 21 20,836
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor + 1.51%),
6.79%, 07/20/30
(a) (b)
................ 83 83,167
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR at 0.32% Floor +
0.43%), 5.29%, 10/25/36
(a)
........... 34 22,561
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.52%, 04/24/31 ................ 281 281,702
Series 2015-3A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.13%), 6.41%,
04/19/29 ..................... 235 234,956
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.17%, 05/25/37 ................ 149 99,533
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.24%, 05/25/37 ................ 68 45,171
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 . 13 13,060
Series 1997-6, Class M1, 7.21%, 01/15/29 . 8 8,284
Series 1999-5, Class A5, 7.86%, 03/01/30 . 23 7,469
Series 1999-5, Class A6, 7.50%, 03/01/30 . 25 7,565
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 9,136
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 25,079
Series 2000-5, Class A7, 8.20%, 05/01/31 . 134 31,903
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.19%,
12/25/25
(a)
...................... —
(d)
369
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.03%,
12/25/36
(e)
.................... 10 8,485
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (e)
................... 51 50,293
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (e)
................... 74 2,762
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.31%, 07/25/37
(a) (b)
.............. 33 22,053
CWABS Asset-Backed Certificates Trust, Series
2005-16, Class 1AF, 4.51%, 04/25/36
(a)
... 69 61,087
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 0.27% Floor and 16.00% Cap +
0.38%), 5.48%, 03/15/34
(a)
........... 5 4,953
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.87%,
10/25/34
(a)
...................... 59 58,251

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... USD 1 $ 2,088
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.39%, 05/15/35 .......... 2 1,688
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.39%, 05/15/36 .......... 14 14,253
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.36%, 11/15/36 ........... 9 8,827
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.90% Floor
+ 1.18%), 6.48%, 10/15/30
(a) (b)
......... 160 160,371
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.00%
Floor + 1.08%), 6.20%, 11/15/28
(a) (b)
..... 85 85,346
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 6.68%, 01/15/31
(a) (b)
.......... 678 678,913
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.16%), 6.46%, 04/15/29
(a) (b)
374 374,833
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
6.02%, 10/25/34 ................ 33 30,178
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 12/25/36 ................ 515 212,133
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.12%, 12/25/36 ................ 280 237,894
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.57%, 01/25/36 ................ 98 89,718
Fortuna Consumer Loan Abs DAC, Series 2024-
2, Class E, (1-mo. EURIBOR at 0.00% Floor
+ 4.10%), 0.00%, 10/18/34
(a) (c)
......... EUR 100 111,315
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. CME Term SOFR at
0.28% Floor + 0.39%), 5.25%, 02/25/37
(a)
. USD 63 47,028
Golden Bar Securitisation Srl, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 4.93%, 09/22/43
(a) (c)
.......... EUR 100 111,693
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............. USD 24 4,625
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.37%, 01/25/47 ................ 19 9,673
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
8.34%, 02/25/47 ................ 40 39,301
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 5.27%, 05/25/37
(a)
.......... 63 49,292
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR at 2.03% Floor + 2.14%), 3.75%,
07/25/34
(a)
...................... 11 10,538
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 49 5,068
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.51%,
05/06/30 ..................... USD 113 $ 112,832
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.26%),
6.50%, 02/05/31 ................ 76 76,562
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b) (e)
........ 6 5,989
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR at 0.41% Floor + 0.52%), 5.37%,
05/25/36
(a)
...................... 49 48,030
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 6.61%,
01/20/31
(a) (b)
..................... 99 99,179
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
...................... 18 18,325
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 7.27%, 12/25/37
(a)
........... 13 11,971
Madison Park Funding XLII Ltd., Series 13A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.43%, 11/21/30
(a) (b)
..... 241 241,504
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 6.48%, 10/21/30
(a) (b)
1,285 1,287,152
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.50%, 07/27/31
(a) (b)
605 605,460
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.72%, 12/18/30
(a) (b)
..... 101 100,896
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR at 0.52%
Floor + 0.63%), 5.49%, 06/25/46
(a) (b)
..... 6 6,163
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR at 0.39% Floor + 0.50%),
5.36%, 08/25/37 ................ 35 30,941
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.15%, 06/25/37 ................ 24 5,140
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.57%, 12/25/34 ................ 155 144,463
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR at 0.87% Floor + 0.98%),
5.84%, 09/25/35 ................ 95 79,648
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 6.79%, 10/20/30
(a) (b)
.......... 81 80,603
Newday Funding Master Issuer plc, Series
2024-2X, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.65%), 7.61%,
07/15/32
(a) (c)
..................... GBP 100 134,017
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 . USD 13 5,286
Series 2001-D, Class A4, 6.93%, 09/15/31 . 7 3,608
Series 2002-B, Class M1, 7.62%, 06/15/32 69 69,880

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.57%,
07/17/30
(a) (b)
..................... USD 182 $ 182,200
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 6.55%,
01/25/31
(a) (b)
..................... 120 120,315
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.30%), 6.40%, 05/23/31
(a) (b)
......... 186 186,176
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.18%, 03/25/37
(a)
............... 90 76,231
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 61 52,888
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 151 131,473
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR USD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.41%, 10/15/37
(a) (b)
................ 11 10,500
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
......... 56 51,328
Palmer Square CLO Ltd., Series 2014-1A,
Class A1R2, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.68%, 01/17/31
(a) (b)
42 42,781
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 28 27,483
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 6.65%, 07/25/31
(a) (b)
..... 135 135,268
Regatta IX Funding Ltd., Series 2017-1A, Class
B1R, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.32%, 04/17/37
(a) (b)
..... 847 853,630
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 6.57%, 04/20/31
(a) (b)
.......... 168 168,029
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.65%, 01/15/30
(a) (b)
................ 609 608,899
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR
at 0.21% Floor + 0.32%), 5.18%, 10/25/36
(a)
100 74,654
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 50 49,472
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR
at 0.80% Floor + 0.91%), 5.76%, 01/25/35
(a)
1 971
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.58%, 10/13/32
(a) (b)
556 555,793
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 99,284
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.33%, 09/25/36 ................ 119 32,260
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR at 0.31% Floor + 0.42%),
4.37%, 10/25/36 ................ 99 74,482
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 5.37%, 06/25/37
(a) (b)
.......... USD 74 $ 23,197
Total Asset-Backed Securities — 1 .4%
(Cost: $ 13,806,275 ) ............................... 13,064,164
Shares
Shares
Common Stocks
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. , Class A
(f)
... 23,972 455,708
Residential REITs — 0.0%
Invitation Homes, Inc.
(f)
................ 6,147 216,743
Total Common Stocks — 0 .1%
(Cost: $ 649,527 ) ................................. 672,451
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. 651 616,600
5.25% , 03/26/31 .................. 205 213,074
Boeing Co. (The)
5.93% , 05/01/60 .................. 130 124,523
7.01% , 05/01/64
(b)
................. 201 221,457
L3Harris Technologies, Inc.
1.80% , 01/15/31 .................. 144 122,597
5.25% , 06/01/31 .................. 668 695,290
5.40% , 07/31/33 .................. 1,052 1,098,864
5.35% , 06/01/34 .................. 693 720,942
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 81 71,724
4.50% , 05/15/36 .................. 184 183,774
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 142 144,123
4.90% , 06/01/34 .................. 173 176,879
4.03% , 10/15/47 .................. 317 272,725
5.25% , 05/01/50 .................. 182 185,923
5.20% , 06/01/54 .................. 472 480,597
RTX Corp.
6.70% , 08/01/28 .................. 1,940 2,104,559
7.00% , 11/01/28 .................. 445 486,840
5.40% , 05/01/35 .................. 142 149,994
4.05% , 05/04/47 .................. 243 206,480
2.82% , 09/01/51 .................. 713 476,962
5.38% , 02/27/53 .................. 43 44,191
8,798,118
Banks — 2.5%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 380 390,660
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 80 77,824
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 615 647,216
(1-day SOFR + 1.53%), 1.90% , 07/23/31 . 527 457,227
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 218 195,229
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 1,078 1,133,629
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51 ..................... 321 278,863
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 651 450,053

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.56%), 2.97% , 07/21/52 . USD 229 $ 162,532
Citigroup, Inc.
6.63% , 01/15/28 .................. 42 45,033
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
472 458,739
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
.................... 226 220,622
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
631 631,732
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
589 551,752
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
730 735,814
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(a)
1,213 1,265,177
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 756 779,488
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 913 865,756
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 475 498,555
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 3,500 3,598,790
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31 ..................... 89 89,477
(1-day SOFR + 2.04%), 2.52% , 04/22/31 . 84 76,298
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 743 638,670
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 1,913 1,643,779
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 ..................... 574 511,913
(1-day SOFR + 1.18%), 2.55% , 11/08/32 . 490 431,026
(1-day SOFR + 1.49%), 5.77% , 04/22/35 . 1,871 2,016,223
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 1,233 1,285,937
(1-day SOFR + 2.44%), 3.11% , 04/22/51 . 419 309,577
(1-day SOFR + 1.58%), 3.33% , 04/22/52 . 100 77,091
Washington Mutual Escrow Bonds
(g)(h)(i)
0.00% , 11/06/09 .................. 300 3,900
0.00% , 09/19/17
(j)
................. 250 —
0.00% , 09/29/17 .................. 500 —
Wells Fargo & Co.
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31
(a)
.................... 101 91,715
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
1,242 1,301,975
3.90% , 05/01/45 .................. 165 141,201
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
.................... 354 347,092
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(a)
413 381,729
22,792,294
Beverages — 0.0%
Coca-Cola Co. (The), 5.40%, 05/13/64 ..... 395 422,767
Biotechnology — 0.8%
AbbVie, Inc.
5.05% , 03/15/34 .................. 1,379 1,440,392
4.55% , 03/15/35 .................. 992 992,246
4.88% , 11/14/48 .................. 50 49,211
Amgen, Inc.
5.25% , 03/02/30 .................. 1,841 1,920,917
4.40% , 02/22/62 .................. 222 189,993
5.75% , 03/02/63 .................. 1,240 1,308,855
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 174 150,230
2.60% , 10/01/40 .................. 389 291,148
4.80% , 04/01/44 .................. 375 362,248
4.75% , 03/01/46 .................. 85 81,347
6,786,587
Broadline Retail — 0.1%
Amazon.com, Inc.
2.50% , 06/03/50 .................. 188 124,201
3.95% , 04/13/52 .................. 71 61,714
3.25% , 05/12/61 .................. 128 92,774
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.10% , 04/13/62 .................. USD 796 $ 687,250
965,939
Capital Markets — 3.2%
Deutsche Bank AG, (1-day SOFR + 2.26%),
3.74%, 01/07/33
(a)
................ 203 177,674
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 53 48,356
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 1.43% , 03/09/27 . 536 512,692
(1-day SOFR + 0.82%), 1.54% , 09/10/27 . 340 322,223
(1-day SOFR + 0.91%), 1.95% , 10/21/27 . 48 45,759
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 359 345,066
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ..................... 1,178 1,159,352
(1-day SOFR + 1.27%), 5.73% , 04/25/30 . 1,405 1,476,588
(1-day SOFR + 1.21%), 5.05% , 07/23/30 . 3,488 3,578,952
(1-day SOFR + 1.28%), 2.62% , 04/22/32 . 418 369,393
(1-day SOFR + 1.25%), 2.38% , 07/21/32 . 634 549,837
(1-day SOFR + 1.26%), 2.65% , 10/21/32 . 2,711 2,381,804
(1-day SOFR + 1.41%), 3.10% , 02/24/33 . 711 639,710
(1-day SOFR + 1.55%), 5.33% , 07/23/35 . 2,734 2,832,104
Intercontinental Exchange, Inc., 1.85%,
09/15/32 ...................... 55 45,434
Moody's Corp., 2.00%, 08/19/31 ......... 136 117,275
Morgan Stanley
(a)
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 4,064 4,274,984
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 1,369 1,406,821
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 837 766,601
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 863 730,507
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 416 358,151
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 1,766 1,577,474
(1-day SOFR + 1.58%), 5.83% , 04/19/35 . 175 187,975
(1-day SOFR + 1.56%), 5.32% , 07/19/35 . 2,576 2,674,977
UBS AG
7.95% , 01/09/25 .................. 1,111 1,119,600
3.70% , 02/21/25 .................. 272 270,733
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36% ,
01/30/27 ..................... 474 453,753
(1-day SOFR + 3.70%), 6.44% , 08/11/28 . 250 263,001
28,686,796
Chemicals — 0.0%
Braskem Netherlands Finance BV, 8.50%,
01/12/31
(c)
..................... 200 212,190
Ecolab, Inc., 2.13%, 08/15/50 .......... 164 98,259
310,449
Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 119 125,818
Consumer Finance — 0.1%
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 229 233,976
(1-day SOFR + 1.42%), 5.28% , 07/26/35 . 318 331,104
General Motors Financial Co., Inc., 6.05%,
10/10/25 ...................... 218 220,676
Toyota Motor Credit Corp., 4.55%, 08/09/29 .. 517 525,304
1,311,060
Diversified REITs — 1.3%
GLP Capital LP
5.75% , 06/01/28 .................. 1,076 1,104,492
4.00% , 01/15/30 .................. 859 820,219
4.00% , 01/15/31 .................. 86 80,619
3.25% , 01/15/32 .................. 1,615 1,428,709

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
6.25% , 09/15/54 .................. USD 793 $ 837,973
VICI Properties LP
4.25% , 12/01/26
(b)
................. 1,672 1,655,738
3.75% , 02/15/27
(b)
................. 179 174,582
4.50% , 01/15/28
(b)
................. 1,714 1,690,798
4.63% , 12/01/29
(b)
................. 187 183,445
4.95% , 02/15/30 .................. 1,674 1,683,909
4.13% , 08/15/30
(b)
................. 348 330,472
5.13% , 05/15/32 .................. 1,860 1,867,559
11,858,515
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
3.65% , 06/01/51 .................. 179 137,263
3.50% , 09/15/53 .................. 268 196,893
3.55% , 09/15/55 .................. 494 361,329
3.80% , 12/01/57 .................. 1,298 982,760
3.65% , 09/15/59 .................. 2,000 1,451,112
3.85% , 06/01/60 .................. 387 293,018
Verizon Communications, Inc.
1.68% , 10/30/30 .................. 450 384,937
2.36% , 03/15/32 .................. 2,009 1,730,836
4.40% , 11/01/34 .................. 46 44,924
5.85% , 09/15/35 .................. 222 239,582
5,822,654
Electric Utilities — 2.3%
AEP Texas, Inc.
4.70% , 05/15/32 .................. 92 92,327
5.40% , 06/01/33 .................. 132 135,584
3.80% , 10/01/47 .................. 366 282,835
Series H , 3.45% , 01/15/50 ........... 120 86,960
5.25% , 05/15/52 .................. 46 44,942
AEP Transmission Co. LLC
3.75% , 12/01/47 .................. 161 130,423
3.80% , 06/15/49 .................. 167 134,179
3.15% , 09/15/49 .................. 1,170 843,356
Alabama Power Co.
5.50% , 03/15/41 .................. 155 159,808
4.15% , 08/15/44 .................. 97 84,827
3.75% , 03/01/45 .................. 388 322,977
4.30% , 01/02/46 .................. 53 47,052
Baltimore Gas & Electric Co.
3.75% , 08/15/47 .................. 170 137,743
3.20% , 09/15/49 .................. 385 277,506
4.55% , 06/01/52 .................. 42 37,926
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... 79 92,087
Duke Energy Carolinas LLC
3.88% , 03/15/46 .................. 260 216,355
3.70% , 12/01/47 .................. 345 276,368
3.20% , 08/15/49 .................. 162 117,570
3.45% , 04/15/51 .................. 540 408,156
Duke Energy Corp.
3.95% , 08/15/47 .................. 207 168,057
5.00% , 08/15/52 .................. 243 230,088
Duke Energy Florida LLC
1.75% , 06/15/30 .................. 191 166,861
4.20% , 07/15/48 .................. 54 46,370
3.00% , 12/15/51 .................. 191 132,412
5.95% , 11/15/52 .................. 583 644,616
Duke Energy Ohio, Inc.
5.65% , 04/01/53 .................. 54 57,165
5.55% , 03/15/54 .................. 60 62,733
Duke Energy Progress LLC, 2.50%, 08/15/50 . 1,232 780,108
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Edison International
5.75% , 06/15/27 .................. USD 716 $ 738,900
4.13% , 03/15/28 .................. 265 262,662
6.95% , 11/15/29 .................. 376 414,437
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(e)
.......... 983 972,789
Series C , 4.85% , 07/15/47
(e)
.......... 432 395,906
Series C , 3.40% , 03/01/50 ........... 550 403,051
FirstEnergy Transmission LLC
(b)
5.00% , 01/15/35 .................. 272 276,170
4.55% , 04/01/49 .................. 817 734,852
Florida Power & Light Co.
3.95% , 03/01/48 .................. 302 259,459
3.99% , 03/01/49 .................. 358 305,493
3.15% , 10/01/49 .................. 241 177,014
2.88% , 12/04/51 .................. 487 337,104
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
..................... 33 28,490
Georgia Power Co.
4.70% , 05/15/32 .................. 470 478,813
4.95% , 05/17/33 .................. 489 502,687
5.13% , 05/15/52 .................. 20 20,022
Interstate Power & Light Co., 5.45%, 09/30/54 30 31,021
Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/01/54 ...... 297 301,503
MidAmerican Energy Co.
3.95% , 08/01/47 .................. 56 47,445
3.65% , 08/01/48 .................. 293 235,530
3.15% , 04/15/50 .................. 64 46,868
5.85% , 09/15/54 .................. 27 30,070
5.30% , 02/01/55 .................. 198 204,654
Northern States Power Co.
3.40% , 08/15/42 .................. 57 46,561
4.00% , 08/15/45 .................. 66 56,661
2.60% , 06/01/51 .................. 96 62,711
4.50% , 06/01/52 .................. 37 33,993
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 99 89,962
Series Q , 1.63% , 01/15/31 ........... 305 256,029
4.00% , 06/01/49 .................. 336 275,297
Pacific Gas & Electric Co.
3.95% , 12/01/47 .................. 166 130,679
4.95% , 07/01/50 .................. 70 63,656
3.50% , 08/01/50 .................. 303 219,427
5.25% , 03/01/52 .................. 461 436,902
6.75% , 01/15/53 .................. 42 47,887
6.70% , 04/01/53 .................. 107 122,461
5.90% , 10/01/54 .................. 65 67,324
PECO Energy Co.
3.05% , 03/15/51 .................. 561 397,350
2.85% , 09/15/51 .................. 194 131,418
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%, 03/15/55
(a)
................ 225 235,996
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 45 46,333
Public Service Electric & Gas Co., 2.05%,
08/01/50 ...................... 349 203,935
Southern California Edison Co.
5.30% , 03/01/28 .................. 255 263,767
5.65% , 10/01/28 .................. 391 410,875
2.25% , 06/01/30 .................. 276 246,598
Series G , 2.50% , 06/01/31 ........... 446 394,381
5.45% , 06/01/31 .................. 203 214,795
5.95% , 11/01/32 .................. 85 92,508
Series 05-E , 5.35% , 07/15/35 ......... 77 80,330

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series 05-B , 5.55% , 01/15/36 ......... USD 230 $ 239,010
5.63% , 02/01/36 .................. 188 198,759
Southern Co. (The), 4.85%, 03/15/35 ...... 774 780,239
Virginia Electric & Power Co.
2.45% , 12/15/50 .................. 334 206,430
5.45% , 04/01/53 .................. 42 43,528
5.55% , 08/15/54 .................. 120 126,130
Vistra Operations Co. LLC
(b)
6.95% , 10/15/33 .................. 56 63,134
6.00% , 04/15/34 .................. 1,254 1,340,102
Wisconsin Electric Power Co., 5.05%, 10/01/54 70 69,516
21,117,015
Financial Services — 0.1%
Global Payments, Inc.
5.30% , 08/15/29 .................. 61 62,702
2.90% , 05/15/30 .................. 223 203,113
5.40% , 08/15/32 .................. 53 54,402
Mastercard, Inc.
3.95% , 02/26/48 .................. 140 121,725
3.85% , 03/26/50 .................. 93 78,650
Visa, Inc.
4.30% , 12/14/45 .................. 205 191,001
3.65% , 09/15/47 .................. 76 63,454
775,047
Food Products — 0.0%
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 44 33,440
Gas Utilities — 0.1%
CenterPoint Energy Resources Corp.
4.00% , 04/01/28 .................. 175 173,199
4.40% , 07/01/32 .................. 47 46,276
ONE Gas, Inc., 5.10%, 04/01/29 ......... 129 133,624
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ...................... 176 155,295
Spire Missouri, Inc., Series 2034, 5.15%,
08/15/34 ...................... 52 54,071
562,465
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.90% , 08/01/46 .................. 1,038 884,210
4.13% , 06/15/47 .................. 130 114,358
CSX Corp., 4.90%, 03/15/55 ........... 408 400,931
Norfolk Southern Corp.
3.40% , 11/01/49 .................. 86 64,607
3.05% , 05/15/50 .................. 303 213,440
3.16% , 05/15/55 .................. 511 354,038
Uber Technologies, Inc., 5.35%, 09/15/54 ... 60 59,508
Union Pacific Corp.
3.84% , 03/20/60 .................. 328 262,069
2.97% , 09/16/62 .................. 413 266,830
3.75% , 02/05/70 .................. 142 107,509
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 75 73,404
2,800,904
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., 3.79%, 05/20/50 ... 157 127,104
Solventum Corp., 6.00%, 05/15/64
(b)
...... 408 421,315
548,419
Health Care Providers & Services — 0.9%
CVS Health Corp.
6.00% , 06/01/44 .................. 144 148,835
4.25% , 04/01/50 .................. 641 517,385
Elevance Health, Inc.
3.13% , 05/15/50 .................. 64 45,391
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.60% , 03/15/51 .................. USD 463 $ 357,049
4.55% , 05/15/52 .................. 102 91,012
5.13% , 02/15/53 .................. 95 93,218
HCA, Inc.
5.25% , 04/15/25 .................. 1,255 1,256,448
5.88% , 02/15/26 .................. 299 302,137
5.38% , 09/01/26 .................. 608 614,583
5.45% , 04/01/31 .................. 2,661 2,772,503
Humana, Inc.
5.88% , 03/01/33 .................. 226 239,922
5.95% , 03/15/34 .................. 126 134,844
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. 50 44,259
3.70% , 08/15/49 .................. 210 169,127
2.90% , 05/15/50 .................. 114 79,852
3.25% , 05/15/51 .................. 206 152,595
5.63% , 07/15/54 .................. 117 125,518
3.88% , 08/15/59 .................. 706 563,090
6.05% , 02/15/63 .................. 111 125,669
5.75% , 07/15/64 .................. 572 617,478
8,450,915
Hotels, Restaurants & Leisure — 0.0%
Grupo Posadas SAB de CV, 7.00%,
12/30/27
(c) (e)
.................... 55 49,999
Household Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47 .... 59 50,689
Industrial Conglomerates — 0.1%
Honeywell International, Inc.
5.25% , 03/01/54 .................. 318 331,662
5.35% , 03/01/64 .................. 211 222,384
554,046
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b) (k)
....... 15 20,635
American International Group, Inc., 4.38%,
06/30/50 ...................... 162 145,216
FWD Group Holdings Ltd., 8.40%, 04/05/29
(c)
. 200 210,376
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 47 45,022
2.90% , 12/15/51 .................. 124 83,430
6.25% , 11/01/52 .................. 43 50,088
5.70% , 09/15/53 .................. 149 160,161
5.45% , 03/15/54 .................. 219 227,137
942,065
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.65% , 08/15/62 .................. 1,005 935,688
5.75% , 05/15/63 .................. 165 180,860
5.55% , 08/15/64 .................. 519 554,328
1,670,876
IT Services — 0.3%
Gartner, Inc.
(b)
4.50% , 07/01/28 .................. 2,929 2,899,007
3.63% , 06/15/29 .................. 70 66,809
2,965,816
Leisure Products — 0.1%
Continuum Group, Inc., 5.00%, 09/13/27
(b) (i)
.. 418 425,315
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 329 344,168

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.0%
Caterpillar, Inc., 3.25%, 09/19/49 ........ USD 274 $ 210,427
CNH Industrial Capital LLC, 5.45%, 10/14/25 . 140 141,312
351,739
Media — 0.3%
Charter Communications Operating LLC
3.70% , 04/01/51 .................. 247 157,682
3.90% , 06/01/52 .................. 976 639,909
5.25% , 04/01/53 .................. 118 96,424
Comcast Corp.
2.89% , 11/01/51 .................. 534 358,831
2.94% , 11/01/56 .................. 138 90,190
2.65% , 08/15/62 .................. 306 181,069
2.99% , 11/01/63 .................. 932 591,188
5.50% , 05/15/64 .................. 74 76,515
Paramount Global
5.85% , 09/01/43 .................. 157 136,922
5.25% , 04/01/44 .................. 60 47,799
4.90% , 08/15/44 .................. 46 35,353
4.60% , 01/15/45 .................. 70 51,663
2,463,545
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
5.63% , 04/01/30 .................. 264 274,296
5.50% , 05/02/33 .................. 490 502,495
Glencore Funding LLC
(b)
6.38% , 10/06/30 .................. 820 891,384
2.85% , 04/27/31 .................. 730 654,515
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (l)
.......... 131 122,335
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
.. 4 3,450
2,448,475
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(e)
..................... 134 135,619
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
.... 107 116,825
NiSource, Inc., 5.40%, 06/30/33 ......... 310 322,574
San Diego Gas & Electric Co.
3.32% , 04/15/50 .................. 94 69,186
3.70% , 03/15/52 .................. 115 89,761
733,965
Oil, Gas & Consumable Fuels — 4.6%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 409 421,996
5.38% , 03/01/30 .................. 446 440,644
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 170 146,710
3.40% , 01/15/38 .................. 1,131 967,082
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 966 982,009
2.74% , 12/31/39 .................. 1,029 854,259
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 143 141,045
4.00% , 03/01/31 .................. 1,607 1,520,846
3.25% , 01/31/32 .................. 67 59,913
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 998 1,032,541
Chevron USA, Inc., 2.34%, 08/12/50 ...... 196 122,428
ConocoPhillips Co.
3.80% , 03/15/52 .................. 219 175,610
4.03% , 03/15/62 .................. 150 120,896
Devon Energy Corp.
5.25% , 10/15/27 .................. 43 43,199
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 06/15/28 .................. USD 755 $ 763,244
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 3,777 3,696,518
3.50% , 12/01/29 .................. 4,263 4,054,567
3.13% , 03/24/31 .................. 2,018 1,839,744
4.25% , 03/15/52 .................. 984 797,673
5.75% , 04/18/54 .................. 173 174,327
5.90% , 04/18/64 .................. 1,277 1,287,142
Enbridge, Inc., 2.50%, 08/01/33 ......... 58 48,707
Energy Transfer LP
4.95% , 05/15/28 .................. 578 586,623
7.38% , 02/01/31
(b)
................. 899 956,400
5.15% , 02/01/43 .................. 49 45,945
6.00% , 06/15/48 .................. 155 158,692
5.95% , 05/15/54 .................. 906 927,247
6.05% , 09/01/54 .................. 334 346,007
EQT Corp.
3.13% , 05/15/26
(b)
................. 1,003 976,558
3.90% , 10/01/27 .................. 1 983
5.70% , 04/01/28 .................. 237 245,222
5.00% , 01/15/29 .................. 1,538 1,555,739
7.00% , 02/01/30
(e)
................. 865 944,421
3.63% , 05/15/31
(b)
................. 1,861 1,708,147
Exxon Mobil Corp.
3.00% , 08/16/39 .................. 160 131,416
4.23% , 03/19/40 .................. 67 62,725
4.33% , 03/19/50 .................. 120 108,689
3.45% , 04/15/51 .................. 544 421,538
Hess Corp., 7.30%, 08/15/31 ........... 191 218,721
Kinder Morgan Energy Partners LP
5.00% , 08/15/42 .................. 244 227,288
5.50% , 03/01/44 .................. 138 135,708
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 49 41,693
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
29 30,652
NAK Naftogaz Ukraine, 7.63%, 11/08/28
(b) (g) (h)
. 226 184,190
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
..... 1,516 1,347,515
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 36 34,434
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 101 88,729
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 146 146,134
5.88% , 06/30/26 .................. 1,308 1,329,367
5.00% , 03/15/27 .................. 551 558,152
4.50% , 05/15/30 .................. 1,069 1,066,164
5.90% , 09/15/37 .................. 808 852,173
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (l)
................ 48 6,802
South Bow USA Infrastructure Holdings LLC
(b)
4.91% , 09/01/27 .................. 240 241,834
5.03% , 10/01/29 .................. 93 93,243
Targa Resources Corp., 4.20%, 02/01/33 ... 584 552,985
Targa Resources Partners LP
5.00% , 01/15/28 .................. 336 335,967
5.50% , 03/01/30 .................. 158 160,891
4.88% , 02/01/31 .................. 805 799,074
4.00% , 01/15/32 .................. 464 436,595
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 2,306 2,296,549
7.38% , 11/01/31 .................. 1,095 1,154,868
41,207,180
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... —
(d)
401
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
.... 38 38,207

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Gol Finance SA, (1-mo. CME Term SOFR +
10.50%), 15.34%, 01/29/25
(a) (b)
........ USD 40 $ 42,098
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
61 61,964
United Airlines Pass-Through Trust, Series
2024-1, Class A, 5.88%, 02/15/37 ...... 524 539,835
682,505
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
2.55% , 11/13/50 .................. 327 208,307
3.90% , 03/15/62 .................. 58 45,986
Eli Lilly & Co., 5.05%, 08/14/54 ......... 172 176,242
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ...................... 133 137,581
Pfizer, Inc.
4.00% , 12/15/36 .................. 269 256,321
4.13% , 12/15/46 .................. 202 179,064
4.20% , 09/15/48 .................. 172 152,772
4.00% , 03/15/49 .................. 183 158,809
2.70% , 05/28/50 .................. 115 79,695
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 746 663,722
2,058,499
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/25
(c) (g) (h)
................... 200 3,000
Retail REITs — 0.1%
NNN REIT, Inc.
3.50% , 04/15/51 .................. 245 180,827
3.00% , 04/15/52 .................. 446 295,201
476,028
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52 353 328,602
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $560,000), 6.50%, 03/20/45
(i) (m)
..... 560 564,200
Broadcom, Inc.
4.75% , 04/15/29 .................. 783 795,386
5.05% , 07/12/29 .................. 90 92,707
3.14% , 11/15/35
(b)
................. 1,129 965,448
KLA Corp., 3.30%, 03/01/50 ........... 525 397,139
Lam Research Corp., 3.13%, 06/15/60 ..... 77 53,148
NXP BV
2.50% , 05/11/31 .................. 193 168,404
2.65% , 02/15/32 .................. 68 59,002
Texas Instruments, Inc., 2.70%, 09/15/51 ... 295 199,657
3,623,693
Software — 0.3%
Oracle Corp.
4.00% , 07/15/46 .................. 355 294,487
4.00% , 11/15/47 .................. 133 109,199
3.60% , 04/01/50 .................. 216 164,441
3.95% , 03/25/51 .................. 879 707,422
6.90% , 11/09/52 .................. 150 180,807
4.38% , 05/15/55 .................. 920 785,226
4.10% , 03/25/61 .................. 197 154,952
5.50% , 09/27/64 .................. 394 392,486
2,789,020
Specialized REITs — 0.4%
American Tower Corp.
1.88% , 10/15/30 .................. 404 348,030
2.70% , 04/15/31 .................. 186 166,038
4.05% , 03/15/32 .................. 130 124,832
Crown Castle, Inc.
2.25% , 01/15/31 .................. 1,370 1,187,955
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.10% , 04/01/31 .................. USD 171 $ 146,264
2.50% , 07/15/31 .................. 107 93,124
Equinix, Inc.
2.00% , 05/15/28 .................. 123 113,408
2.50% , 05/15/31 .................. 999 882,619
3.90% , 04/15/32 .................. 766 733,485
Extra Space Storage LP, 5.50%, 07/01/30 ... 220 229,980
4,025,735
Specialty Retail — 0.1%
Home Depot, Inc. (The)
3.35% , 04/15/50 .................. 41 31,514
2.38% , 03/15/51 .................. 125 78,466
5.40% , 06/25/64 .................. 125 132,348
Lowe's Cos., Inc.
5.13% , 04/15/50 .................. 108 105,272
3.00% , 10/15/50 .................. 466 316,784
3.50% , 04/01/51 .................. 308 227,666
5.75% , 07/01/53 .................. 188 198,371
1,090,421
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 4.90%, 10/01/26 .... 1,181 1,193,241
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ...................... 267 275,286
1,468,527
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.38% , 11/01/46 .................. 148 118,301
3.38% , 03/27/50 .................. 774 610,393
728,694
Tobacco — 0.5%
Altria Group, Inc.
6.88% , 11/01/33 .................. 169 190,880
3.40% , 02/04/41 .................. 973 758,509
4.50% , 05/02/43 .................. 365 322,839
3.88% , 09/16/46 .................. 137 106,987
3.70% , 02/04/51 .................. 114 84,130
6.20% , 02/14/59 .................. 280 296,724
BAT Capital Corp.
5.28% , 04/02/50 .................. 729 682,644
5.65% , 03/16/52 .................. 143 139,583
7.08% , 08/02/53 .................. 812 942,327
Reynolds American, Inc., 5.85%, 08/15/45 ... 933 933,434
4,458,057
Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54 .......... 92 99,472
Wireless Telecommunication Services — 0.5%
Kenbourne Invest SA, 6.88%, 11/26/24
(b) (g) (h)
.. 43 25,800
Rogers Communications, Inc., 5.30%, 02/15/34 538 547,339
Sprint LLC
7.63% , 02/15/25 .................. 994 997,121
7.63% , 03/01/26 .................. 161 166,305
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 2,110 2,051,913
5.05% , 07/15/33 .................. 799 818,970
VF Ukraine PAT, 6.20%, 02/11/25
(b)
....... 22 19,745
4,627,193
Total Corporate Bonds — 22 .4%
(Cost: $ 196,237,496 ) .............................. 202,507,924

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Metals & Mining — 0.0%
Vedanta Holdings Mauritius II Ltd., 1st Lien
Term Loan , 18.00%
,
12/01/30
(i)
........ USD 195 $ 205,128
Total Fixed Rate Loan Interests — 0 .0%
(Cost: $ 195,360 ) ................................. 205,128
Floating Rate Loan Interests
Capital Markets — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B ,
06/30/31
(a) (n)
..................... 115 115,125
Financial Services — 0.0%
EURO Parfums Fze, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
12.21%
,
09/01/28
(a) (i)
............... 52 52,000
Media — 0.0%
Gray Television, Inc., 1st Lien Term Loan D ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.32%
,
12/01/28
(a)
........... —
(d)
170
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 4.75%), 9.37%
- 9.98%
,
09/06/30
(a) (i)
............... 150 154,305
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 314,810 ) ................................. 321,600
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95% , 07/21/27
(c)
................. 20 19,400
9.50% , 01/17/31
(b)
................. 93 97,999
117,399
Latvia — 0.0%
Air Baltic Corp. A/S , 14.50%
,
08/14/29
(b)
.... EUR 100 125,508
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 03/13/27 .................. USD 376 368,292
10.00% , 02/07/33 ................. 10 10,579
378,871
Morocco — 0.0%
OCP SA , 6.75%
,
05/02/34
(b)
............. 200 214,344
Supranational — 0.6%
European Union
(c)
2.50% , 10/04/52 .................. EUR 505 479,396
Series NGEU , 3.00% , 03/04/53 ........ 4,526 4,744,923
5,224,319
Venezuela — 0.0%
Petroleos de Venezuela SA , 9.75%
,
05/17/35
(c) (g
USD 144 16,560
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 5,634,239 ) ............................... 6,077,001
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00% , 07/09/29 .................. 14 9,353
4.12% , 07/09/35
(e)
................. 27 13,152
5.00% , 01/09/38
(e)
................. 17 8,820
Security
Par (000)
Par (000) Value
Argentina (continued)
3.50% , 07/09/41
(e)
................. USD 27 $ 12,312
43,637
Belgium — 0.5%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (c)
.... EUR 3,610 3,931,396
Brazil — 1.0%
Federative Republic of Brazil
10.00% , 01/01/29 ................. BRL 6 1,054,710
6.13% , 03/15/34 .................. USD 2,140 2,179,590
10.00% , 01/01/35 ................. BRL 30 4,827,379
Notas do Tesouro Nacional , 10.00%
,
01/01/33 4 716,062
8,777,741
Colombia — 0.1%
Republic of Colombia
5.75% , 11/03/27 .................. COP 608,500 133,177
6.00% , 04/28/28 .................. 874,400 188,851
7.00% , 03/26/31 .................. 363,900 76,226
8.00% , 04/20/33 .................. USD 200 214,666
8.00% , 11/14/35 .................. 200 212,900
825,820
Czech Republic — 0.0%
Czech Republic
2.75% , 07/23/29 .................. CZK 4,910 210,473
5.00% , 09/30/30 .................. 2,070 98,878
309,351
Dominican Republic — 0.0%
Dominican Republic Government Bond , 4.88%
,
09/23/32
(b)
...................... USD 100 95,313
Egypt — 0.0%
Arab Republic of Egypt , 4.75%
,
04/16/26
(c)
... EUR 100 108,254
France — 0.2%
French Republic , 3.00%
,
05/25/54
(b) (c)
...... 1,850 1,858,012
Hungary — 0.0%
Hungary Government Bond
(c)
4.00% , 07/25/29 .................. 250 281,488
5.38% , 09/12/33 .................. 14 16,753
298,241
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 .................. USD 390 363,527
3.05% , 03/12/51 .................. 641 467,129
830,656
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... 435 413,930
Ivory Coast — 0.0%
Republic of Cote d'Ivoire , 5.25%
,
03/22/30
(c)
.. EUR 100 106,028
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 .. JPY 372,700 2,427,471
Mexico — 1.2%
Mex Bonos Desarr Fix Rt , 8.00%
,
11/07/47 .. MXN 32 138,168
United Mexican States
8.50% , 03/01/29 .................. 180 891,407
8.50% , 05/31/29 .................. 384 1,900,544
2.66% , 05/24/31 .................. USD 1,158 993,344
3.50% , 02/12/34 .................. 784 666,400
7.75% , 11/23/34 .................. MXN 761 3,461,690
6.35% , 02/09/35 .................. USD 1,720 1,802,560

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
4.50% , 01/31/50 .................. USD 1,251 $ 994,157
10,848,270
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 347 333,988
6.40% , 02/14/35 .................. 200 204,688
4.50% , 04/01/56 .................. 718 515,653
1,054,329
Peru — 0.1%
Republic of Peru
6.95% , 08/12/31
(b)
................. PEN 736 212,178
1.86% , 12/01/32 .................. USD 29 23,300
7.60% , 08/12/39
(b)
................. PEN 225 66,223
3.55% , 03/10/51 .................. USD 576 436,953
738,654
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 516 497,134
3.20% , 07/06/46 .................. 629 478,719
975,853
Poland — 0.1%
Republic of Poland
5.75% , 04/25/29 .................. PLN 1,640 439,464
4.75% , 07/25/29 .................. 818 209,800
2.75% , 10/25/29 .................. 851 200,271
5.00% , 10/25/34 .................. 572 145,640
2.05% , 08/25/36 .................. 193 45,095
1,040,270
Romania — 0.0%
Romania Government Bond , 5.25%
,
11/25/27
(b)
USD 200 201,445
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia , 5.00%
,
01/18/53
(b)
. 200 185,250
South Africa — 0.1%
Republic of South Africa
8.00% , 01/31/30 .................. ZAR 1,963 109,611
7.00% , 02/28/31 .................. 3,831 198,437
8.75% , 01/31/44 .................. 1,385 67,063
8.75% , 02/28/48 .................. 2,772 134,065
509,176
Turkey — 0.0%
Republic of Turkiye (The)
37.00% , 02/18/26 ................. TRY 2,537 73,445
31.08% , 11/08/28 ................. 982 29,440
26.20% , 10/05/33 ................. 3,719 107,011
209,896
Ukraine — 0.0%
Ukraine Government Bond
0.00% , 02/01/30
(b) (e)
................ USD 3 1,142
0.00% , 02/01/34
(b) (e)
................ 10 3,322
1.75% , 02/01/34
(b) (e)
................ 24 10,648
0.00% , 02/01/35
(b) (e)
................ 8 3,611
1.75% , 02/01/35
(b) (e)
................ 14 6,216
0.00% , 02/01/36
(b) (e)
................ 7 2,976
1.75% , 02/01/36
(b) (e)
................ 10 4,097
0.00% , 08/01/41
(a) (c) (g) (h)
............. 219 153,410
185,422
United Kingdom — 0.6%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(c)
.... GBP 4,414 5,697,112
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. USD 179 $ 180,098
5.10% , 06/18/50 .................. 384 382,442
5.25% , 09/10/60 .................. 9 9,000
571,540
Venezuela — 0.0%
Bolivarian Republic of Venezuela , 11.95%
,
08/05/31
(c) (g) (h)
.................... 214 33,919
Total Foreign Government Obligations — 4 .7%
(Cost: $ 43,496,430 ) ............................... 42,276,986
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(o)
....................... 14,408,518 137,457,259
Total Investment Companies — 15 .2%
(Cost: $ 144,284,000 ) .............................. 137,457,259
Par (000)
Par (000)
Municipal Bonds
California — 0 .2%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 400 494,748
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 110 129,005
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 1,215 1,209,304
Series 2009 , GO , 7.55% , 04/01/39 ...... 65 81,873
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 75 70,160
1,985,090
Florida — 0 .0%
Florida Development Finance Corp. , Series
2024 , RB, AMT , VRDN , 12.00% , 07/15/28
(b) (p)
250 265,732
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 52 59,361
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 955 968,158
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB ,
4.15% , 02/01/33 .................. 620 617,841
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 317 389,518
New York — 0 .0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 .......... 195 219,685
New York City Municipal Water Finance
Authority
Series 2010EE , RB , 6.01% , 06/15/42 .... 105 115,294
Series 2011CC , RB , 5.88% , 06/15/44 .... 155 167,694
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 60 61,712

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... USD 120 $ 130,674
Series 2014-181 , RB , 4.96% , 08/01/46 ... 195 197,070
892,129
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 135 184,185
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 215 230,361
Port of Beaumont Navigation District , Series
2024B , RB , 10.00% , 07/01/26
(b)
........ 450 463,514
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 345 371,746
1,065,621
Total Municipal Bonds — 0 .7%
(Cost: $ 6,776,283 ) ............................... 6,427,635
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.32%, 06/25/35
(a)
..... 90 76,038
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.12%, 02/25/36
(a)
......... 13 11,304
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 48 23,136
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 8 3,540
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.85%, 11/25/46
(a)
46 37,365
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR at 0.68% Floor + 0.79%),
5.65%, 10/25/46
(a)
............... 115 83,896
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.35%, 07/25/46
(a)
............... 6 5,520
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.43%, 11/25/36
(a)
............... 55 46,993
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
5.47%, 07/25/46
(a)
............... 55 46,960
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 9 4,169
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 04/25/47
(a)
............... 12 10,639
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.06%, 10/25/46 .......... 41 26,919
Series 2006-4, Class 1A12, (1-mo. CME
Term SOFR at 0.32% Floor + 0.32%),
5.18%, 10/25/46 ................ 47 25,480
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.82%,
02/25/47 ..................... USD 49 $ 17,484
Angel Oak Mortgage Trust, Series 2023-7,
Class A1, 4.80%, 11/25/67
(b) (e)
......... 250 247,928
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 2.14%, 07/31/57
(a) (b)
........ 279 109,051
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 118 39,554
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 45 44,546
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor and 11.00%
Cap + 0.39%), 5.25%, 08/25/36 ...... 11 10,599
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.31%, 03/25/37 ...... 63 59,536
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.11%, 03/25/37 ...... 8 7,387
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.37%, 09/25/47 ...... 27 25,207
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 0.21% Floor and 10.50%
Cap + 0.32%), 5.18%, 06/25/37 ...... 9 8,457
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 653 277,042
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.08%, 04/25/46
(a)
......... 128 39,079
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.37%, 04/25/46
(a)
............... 13 12,164
Series 2007-15, Class 2A2, 6.50%, 09/25/37 171 64,547
Series 2007-9, Class A1, 5.75%, 07/25/37 . 57 28,019
Series 2007-9, Class A11, 5.75%, 07/25/37 31 15,310
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 32 29,722
Series 2008-2, Class 1A1, 6.50%, 06/25/38 49 39,164
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 112,682
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (e)
............ 124 126,687
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
.. 41 8,695
CSMC Trust
(a)(b)
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 168 163,300
Series 2022-NQM6, Class PT, 8.92%,
12/25/67 ..................... 270 269,698
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 5.31%,
08/25/47
(a)
...................... 86 74,859
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
...................... 6 5,585

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Edenbrook Mortgage Funding plc, Series
2024-1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.95%), 6.90%,
03/22/57
(a) (c)
..................... GBP 99 $ 132,863
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.12%, 03/25/36
(a)
................. USD 12 10,610
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.32%, 01/25/35 ................ 28 23,590
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR at 0.35% Floor + 0.46%),
5.32%, 03/25/35 ................ 31 28,318
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 0.35% Floor and 9.15%
Cap + 0.46%), 5.32%, 01/25/36 ...... 25 20,214
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 1 2,124
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (1-mo. CME Term SOFR
at 0.00% Floor and 10.00% Cap + 0.61%),
5.33%, 07/19/47
(a)
................. 75 67,823
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (e)
... 92 91,730
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 4.02%,
09/25/37 ..................... 62 40,882
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.45%, 08/25/37 ................ 70 62,977
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 4.75%, 08/25/37
(a) (b)
......... 14 4,429
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%), 5.39%,
04/25/37
(a)
...................... 81 66,473
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 4.99%, 04/28/62
(a) (c)
.......... EUR 100 108,900
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.66%, 04/16/36
(a) (b)
................ USD 156 150,585
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. 29 28,359
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
5.81%, 06/25/37
(a)
................. 9 7,389
PRPM LLC, Series 2022-1, Class A1, 3.72%,
02/25/27
(b) (e)
..................... 679 673,081
RALI Trust, Series 2007-QH9, Class A1, 6.50%,
11/25/37
(a)
...................... 19 16,014
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (1-mo. CME Term SOFR
at 0.40% Floor and 9.50% Cap + 0.51%),
5.37%, 09/25/35
(a) (b)
................ 2 1,820
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 4.14%,
04/25/36
(a)
...................... 35 18,546
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.35%, 06/25/36 ...... USD 51 $ 44,267
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor and 10.50%
Cap + 0.53%), 5.39%, 05/25/46 ...... 28 18,608
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 32 29,185
Series 2006-4, Class 3A1, 7.00%, 05/25/36
(e)
21 18,571
3,905,619
Commercial Mortgage-Backed Securities — 0.5%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a) (b)
.......... 200 175,577
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
6.95%, 09/15/34 ................ 100 93,500
Series 2017-280P, Class E, (1-mo. CME
Term SOFR at 2.37% Floor + 2.42%),
7.54%, 09/15/34 ................ 137 126,733
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.37%, 04/15/35
(a) (b)
..... 19 18,662
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2015-200P, Class F, 3.72%, 04/14/33 200 192,036
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.64%, 11/15/32 ................ 100 99,787
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.14%, 11/15/32 ................ 100 99,792
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.42%,
01/25/36 ..................... 21 19,829
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.64%,
01/25/36 ..................... 15 14,411
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 5.51%,
04/25/36 ..................... 5 4,839
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 5.34%,
10/25/36 ..................... 7 6,513
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.42%,
10/25/36 ..................... 6 5,436
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.52%), 5.37%,
07/25/37 ..................... 14 13,325
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.64%,
09/25/37 ..................... 62 59,715
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 6.02%, 03/15/37
(a) (b)
..... 35 33,075
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 46 44,534
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.55%),
6.64%, 07/15/35
(a) (b)
................ 140 139,958

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
............... USD 105 $ 96,865
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.14%, 10/15/37 ................ 58 58,320
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.86%,
12/09/40 ..................... 98 97,904
Series 2023-XL3, Class D, (1-mo. CME Term
SOFR at 3.59% Floor + 3.59%), 8.69%,
12/09/40 ..................... 134 134,130
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 60 51,562
Series 2017-CC, Class E, 3.67%, 08/13/37 110 88,301
Series 2017-GM, Class D, 3.54%, 06/13/39 200 186,439
Series 2017-GM, Class E, 3.54%, 06/13/39 50 45,745
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 7.14%,
12/15/37
(a) (b)
..................... 100 99,875
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.04%,
05/22/34
(a) (b)
..................... EUR 364 404,297
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... USD 30 28,463
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 9,889
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a) (b)
..................... 126 115,469
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.08%, 04/10/49
(a)
.. 20 16,838
Commercial Mortgage Trust, Series 2016-667M,
Class D, 3.28%, 10/10/36
(a) (b)
.......... 100 80,475
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.09%, 12/15/30
(a)
............... 60 57,836
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 83,035
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 ..................... 210 205,006
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ..................... 80 77,697
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 98,981
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
.. 85 72,527
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 70 51,669
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR at 2.18% Floor +
2.18%), 7.28%, 09/15/39
(a) (b)
.......... 300 300,006
KSL Commercial Mortgage Trust, Series 2023-
HT, Class D, (1-mo. CME Term SOFR at
4.29% Floor + 4.29%), 9.38%, 12/15/36
(a) (b)
100 100,250
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a) (b)
.......... 190 137,295
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 7.37%,
08/19/35
(a) (b)
..................... 139 139,617
UK Logistics DAC, Series 2024-1X, Class A,
(Sterling Overnight Index Average at 1.65%
Floor + 1.65%), 6.63%, 05/17/34
(a) (c)
..... GBP 100 134,095
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 . USD 52 $ 47,070
Series 2017-2, Class M4, 5.00%, 11/25/47 . 26 23,357
Series 2024-1, Class A, 6.55%, 01/25/54 .. 184 187,291
4,378,026
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
...................... 15,000 60,108
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.73%, 02/15/50 ............... 1,000 12,469
BBCMS Trust, Series 2015-SRCH, Class XA,
1.03%, 08/10/35
(b)
................. 906 17,274
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 3,475 56
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.78%, 01/15/52 4,459 92,927
Series 2019-B9, Class XA, 1.18%, 03/15/52 988 35,777
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 .... 170 1,585
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 1,916 19
Series 2015-CR25, Class XA, 0.93%,
08/10/48 ..................... 165 641
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.32%, 11/15/50 ... 1,430 11,252
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 10,618
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.54%, 09/15/47 119 1
Series 2014-C23, Class XA, 0.63%, 09/15/47 165 2
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 23,394
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.40%, 12/15/47 130 1,471
Series 2015-C26, Class XD, 1.45%,
10/15/48 ..................... 120 1,354
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%,
03/15/49
(b)
.................... 1,000 19,045
Series 2017-H1, Class XD, 2.30%,
06/15/50
(b)
.................... 110 5,443
Series 2019-L2, Class XA, 1.17%, 03/15/52 361 13,105
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ..................... 1,562 4,884
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ..................... 312 819
Wells Fargo Commercial Mortgage Trust, Series
2016-BNK1, Class XD, 1.38%, 08/15/49
(b)
. 1,000 19,079
331,323
Total Non-Agency Mortgage-Backed Securities — 1 .0%
(Cost: $ 9,393,033 ) ............................... 8,614,968

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(q)
Capital Markets — 0.0%
(g)(h)(i)
Lehman Brothers Holdings, Inc. .......... USD 1,025 $ —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 185 —
Total Other Interests — 0.0%
(Cost: $ 12 ) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-1 , Class BX ,
3.81% , 05/25/57
(a)
................. 19 7,838
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. , Series
5081 , Class AI , 3.50% , 03/25/51 ....... 283 52,998
Federal National Mortgage Association , Series
437 , Class C11 , 3.00% , 07/25/52 ....... 1,289 221,226
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 1,241 199,344
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 1,539 248,133
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,313 209,163
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 1,514 243,170
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,029 166,637
Series 2022-85 , Class IK , 3.00% , 05/20/51 977 155,850
1,496,521
Mortgage-Backed Securities — 31.5%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 171 165,456
3.00% , 09/01/27 - 12/01/46 ........... 692 647,187
3.50% , 02/01/31 - 01/01/48 ........... 1,310 1,263,699
4.00% , 08/01/40 - 12/01/45 ........... 110 109,061
4.50% , 02/01/39 - 04/01/49 ........... 1,957 1,966,423
5.00% , 10/01/41 - 11/01/48 ........... 82 84,114
5.50% , 02/01/35 - 06/01/41 ........... 73 75,426
Federal National Mortgage Association
4.00% , 01/01/41 .................. 7 6,648
6.00% , 07/01/39 .................. 59 61,786
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 4,342 3,686,212
2.00% , 10/15/54
(r)
................. 6,228 5,279,428
2.50% , 04/20/51 - 01/20/53 ........... 6,712 5,915,877
2.50% , 10/15/54
(r)
................. 4,053 3,571,827
3.00% , 02/15/45 - 01/20/52 ........... 4,535 4,142,572
3.00% , 10/15/54
(r)
................. 3,299 3,007,600
3.50% , 01/15/42 - 11/20/46 ........... 3,036 2,894,179
3.50% , 10/15/54
(r)
................. 2,988 2,807,449
4.00% , 04/20/39 - 12/20/52 ........... 2,364 2,296,429
4.00% , 10/15/54
(r)
................. 1,721 1,663,322
4.50% , 12/20/39 - 07/20/49 ........... 597 597,987
4.50% , 10/15/54
(r)
................. 3,149 3,109,210
5.00% , 12/15/38 - 07/20/44 ........... 51 52,804
5.00% , 10/15/54
(r)
................. 3,923 3,929,281
5.50% , 10/15/54
(r)
................. 4,352 4,393,908
6.00% , 10/15/54 - 11/15/54
(r)
.......... 6,844 6,957,723
6.50% , 10/15/54 - 11/15/54
(r)
.......... 4,622 4,727,125
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ........... 11,972 9,982,653
1.50% , 10/25/39
(r)
................. 179 159,671
2.00% , 10/01/31 - 03/01/52 ........... 54,734 46,346,779
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.00% , 10/25/39 - 10/25/54
(r)
.......... USD 1,472 $ 1,334,788
2.50% , 09/01/27 - 04/01/52 ........... 35,874 31,635,167
2.50% , 10/25/39 - 10/25/54
(r)
.......... 1,264 1,179,434
3.00% , 04/01/28 - 08/01/52 ........... 15,574 14,320,517
3.00% , 10/25/39 - 10/25/54
(r)
.......... 5,732 5,167,088
3.50% , 03/01/29 - 01/01/51 ........... 10,498 9,926,216
3.50% , 10/25/39 - 10/25/54
(r)
.......... 15,459 14,399,446
4.00% , 08/01/31 - 06/01/52 ........... 9,877 9,635,391
4.00% , 10/25/39 - 11/25/54
(r)
.......... 2,733 2,635,717
4.50% , 02/01/25 - 08/01/52 ........... 6,227 6,247,286
4.50% , 10/25/39 - 10/25/54
(r)
.......... 8,212 8,092,109
5.00% , 02/01/35 - 04/01/53 ........... 5,002 5,040,750
5.00% , 10/25/54 - 11/25/54
(r)
.......... 14,872 14,863,341
5.50% , 02/01/35 - 08/01/53 ........... 9,591 9,724,278
5.50% , 10/25/54
(r)
................. 8,961 9,064,483
6.00% , 04/01/35 - 09/01/54 ........... 7,059 7,253,601
6.00% , 10/25/54 - 11/25/54
(r)
.......... 2,753 2,813,119
6.50% , 05/01/40 - 09/01/54 ........... 9,850 10,202,515
6.50% , 10/25/54
(r)
................. 878 905,125
7.50% , 12/01/53 - 01/01/54 ........... 353 375,067
284,717,274
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (j)
.......... 111 16,328
Total U.S. Government Sponsored Agency Securities — 31 .7%
(Cost: $ 295,520,340 ) .............................. 286,237,961
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 803 827,043
4.50% , 08/15/39 - 02/15/44 ........... 5,174 5,463,852
4.38% , 11/15/39 - 05/15/41 ........... 3,090 3,227,487
4.63% , 02/15/40 - 05/15/44
(s)
.......... 13,734 14,562,066
1.13% , 05/15/40 - 08/15/40 ........... 3,606 2,372,002
3.88% , 08/15/40 - 02/15/43 ........... 3,967 3,835,142
1.38% , 11/15/40 - 08/15/50 ........... 3,531 2,175,322
1.88% , 02/15/41 - 11/15/51 ........... 4,489 2,950,114
4.75% , 02/15/41 - 11/15/53
(s)
.......... 4,770 5,257,871
2.00% , 11/15/41 - 08/15/51 ........... 2,998 2,046,823
2.38% , 02/15/42 - 05/15/51 ........... 4,402 3,205,172
3.00% , 05/15/42 - 08/15/52 ........... 12,267 9,992,574
3.13% , 02/15/43 - 05/15/48 ........... 4,031 3,405,634
2.88% , 05/15/43 - 05/15/49 ........... 5,928 4,834,432
3.63% , 08/15/43 - 05/15/53 ........... 8,781 8,025,404
3.75% , 11/15/43 .................. 2,303 2,166,619
2.50% , 02/15/45 .................. 4,580 3,500,480
2.75% , 11/15/47 .................. 4,580 3,565,959
2.25% , 08/15/49 - 02/15/52 ........... 4,084 2,827,549
1.63% , 11/15/50 .................. 3,216 1,891,544
4.13% , 08/15/53 .................. 730 726,949
U.S. Treasury Notes
1.50% , 02/15/25 - 02/15/30 ........... 12,125 11,538,733
2.00% , 02/15/25 - 11/15/26 ........... 2,430 2,377,778
2.63% , 04/15/25 - 02/15/29 ........... 7,089 7,014,405
0.38% , 04/30/25 - 09/30/27 ........... 8,452 8,140,443
2.13% , 05/15/25 .................. 1,044 1,030,399
5.00% , 08/31/25 - 09/30/25 ........... 12,261 12,372,191
4.50% , 11/15/25 - 07/15/26 ........... 6,467 6,537,909
4.00% , 12/15/25 - 02/15/34 ........... 15,847 16,054,041
4.63% , 03/15/26 .................. 4,747 4,804,112
0.75% , 05/31/26 .................. 4,408 4,198,448
0.63% , 07/31/26 .................. 2,268 2,146,184
1.63% , 11/30/26 - 05/15/31 ........... 8,936 8,226,519

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.88% , 02/28/27 - 02/15/32 ........... USD 5,808 $ 5,566,516
2.38% , 05/15/27 - 05/15/29 ........... 2,273 2,184,343
0.50% , 05/31/27 - 08/31/27 ........... 7,469 6,855,665
2.25% , 08/15/27 .................. 3,486 3,360,313
4.13% , 10/31/27 .................. 2,734 2,777,253
3.88% , 11/30/27 - 12/31/29
(s)
.......... 13,043 13,184,556
3.63% , 03/31/28 .................. 4,233 4,241,899
1.25% , 05/31/28 - 08/15/31 ........... 16,365 14,554,596
1.00% , 07/31/28 .................. 10,800 9,808,594
3.13% , 11/15/28 .................. 1,084 1,065,115
1.75% , 01/31/29 .................. 67 62,111
3.25% , 06/30/29 .................. 2,495 2,458,643
3.75% , 05/31/30 .................. 3,809 3,833,642
4.88% , 10/31/30 .................. 4,115 4,392,440
2.88% , 05/15/32 .................. 714 674,425
Total U.S. Treasury Obligations — 27 .2%
(Cost: $ 252,260,862 ) .............................. 246,321,311
Total Long-Term Investments — 105.1%
(Cost: $ 968,568,667 ) .............................. 950,184,388
Short-Term Securities
Foreign Government Obligations — 0.0%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(t)
36.01% , 12/10/24 ................. EGP 5,200 101,984
24.90% , 02/18/25 ................. 3,600 67,224
34.23% , 03/18/25 ................. 5,450 99,488
268,696
Mexico — 0.0%
United Mexican States Treasury Bills , 12.07%
,
11/28/24
(t)
....................... MXN 641 319,881
Total Foreign Government Obligations — 0 .0%
(Cost: $ 599,100 ) ................................. 588,577
Shares
Shares
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(o) (u)
.................. 44,009,963 44,009,963
Total Money Market Funds — 4 .9%
(Cost: $ 44,009,963 ) ............................... 44,009,963
Total Short-Term Securities — 4.9%
(Cost: $ 44,609,063 ) ............................... 44,598,540
Total Options Purchased — 0 .1%
( Cost: $ 1,144,411 ) ............................... 1,623,037
Total Investments Before Options Written and TBA Sale
Commitments — 110 .1%
(Cost: $ 1,014,322,141 ) ............................ 996,405,965
Total Options Written — ( 0 .2 ) %
(Premium Received — $ (1,725,719) ) ................... (2,366,335)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(r)
Mortgage-Backed Securities — ( 6 .0 ) %
Government National Mortgage Association
2.50% , 10/15/54 .................. USD (77) $ (67,853)
3.00% , 10/15/54 .................. (63) (57,443)
3.50% , 10/15/54 .................. (73) (68,580)
4.00% , 10/15/54 .................. (53) (51,239)
6.00% , 10/15/54 .................. (3,356) (3,412,858)
6.50% , 10/15/54 .................. (2,311) (2,364,465)
Uniform Mortgage-Backed Securities
2.00% , 10/25/54 .................. (1,425) (1,177,920)
2.50% , 10/25/54 .................. (390) (336,258)
3.50% , 10/25/54 .................. (3,684) (3,430,255)
4.00% , 10/25/54 .................. (1,125) (1,079,935)
4.50% , 10/25/54 - 11/25/54 ........... (38,818) (38,165,182)
6.00% , 10/25/54 .................. (574) (586,645)
6.50% , 10/25/54 - 11/25/54 ........... (3,879) (3,997,411)
Total TBA Sale Commitments — ( 6 .0 ) %
(Proceeds: $ (54,996,955) ) .......................... (54,796,044)
Total Investments Net of Options Written and TBA Sale
Commitments — 103 .9%
(Cost: $ 957,599,467 ) .............................. 939,243,586
Liabilities in Excess of Other Assets — (3.9) % ............. (35,237,211)
Net Assets — 100.0% ...............................
$ 904,006,375

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Rounds to less than 1,000.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $564,200, representing 0.06% of its net assets as of period end, and an original cost of $560,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 19,602,803 $ 24,407,160
(a)
$ — $ — $ — $ 44,009,963 44,009,963 $ 1,134,961 $ —
BlackRock Allocation Target
Shares - BATS Series A .. 134,287,385 — — — 3,169,874 137,457,259 14,408,518 6,637,794 —
$ — $ 3,169,874 $ 181,467,222 $ 7,772,755 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 38 12/06/24 $ 5,707 $ (485)
Australia 10-Year Bond ...................................................... 75 12/16/24 6,035 (71,888)
U.S. Treasury 10-Year Note ................................................... 218 12/19/24 24,934 34,421
U.S. Treasury 10-Year Ultra Note ............................................... 7 12/19/24 829 52
U.S. Treasury Long Bond ..................................................... 194 12/19/24 24,123 (122,635)
U.S. Treasury 5-Year Note .................................................... 661 12/31/24 72,679 45,708
3-mo. SONIA Index ......................................................... 3 03/18/25 958 (964)
(115,791)
Short Contracts
Euro-Buxl ............................................................... 29 12/06/24 4,399 632
U.S. Treasury Ultra Bond ..................................................... 64 12/19/24 8,530 106,395
U.S. Treasury 2-Year Note .................................................... 15 12/31/24 3,124 1,172
3-mo. SOFR ............................................................. 170 03/17/26 41,229 29,046
137,245
$ 21,454
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 85,656 USD 94,061 Goldman Sachs International 10/01/24 $ 1,287
BRL 632,672 USD 113,000 Bank of America NA 10/02/24 3,136
BRL 377,196 USD 68,000 Barclays Bank plc 10/02/24 1,240
BRL 253,468 USD 46,000 BNP Paribas SA 10/02/24 527
BRL 1,385,267 USD 248,000 Goldman Sachs International 10/02/24 6,285
BRL 893,909 USD 158,000 HSBC Bank plc 10/02/24 6,089
BRL 999,717 USD 172,657 JPMorgan Chase Bank NA 10/02/24 10,855
BRL 833,694 USD 151,000 Toronto Dominion Bank 10/02/24 2,036
USD 162,000 BRL 879,330 Bank of America NA 10/02/24 587
USD 103,000 BRL 559,445 Citibank NA 10/02/24 306
USD 112,000 BRL 607,878 Goldman Sachs International 10/02/24 416
USD 196,655 BRL 999,717 Morgan Stanley & Co. International plc 10/02/24 13,143
TRY 1,649,688 USD 44,000 BNP Paribas SA 10/23/24 3,140
USD 181,000 JPY 25,805,870 Deutsche Bank AG 10/24/24 847
AUD 47,477 EUR 29,000 Morgan Stanley & Co. International plc 10/25/24 521
AUD 132,000 USD 90,142 Bank of America NA 10/25/24 1,152
AUD 66,000 USD 45,432 BNP Paribas SA 10/25/24 215
CLP 58,421,790 USD 63,000 Barclays Bank plc 10/25/24 1,951
CNY 477,615 USD 68,000 Citibank NA 10/25/24 304
GBP 201,000 USD 266,759 Barclays Bank plc 10/25/24 1,965
IDR 4,563,000,000 USD 300,000 Barclays Bank plc 10/25/24 31
KRW 26,584,000 USD 20,000 Barclays Bank plc 10/25/24 177
NOK 485,781 USD 46,000 JPMorgan Chase Bank NA 10/25/24 45
PEN 240,250 USD 64,000 Barclays Bank plc 10/25/24 785
SGD 87,777 USD 68,000 JPMorgan Chase Bank NA 10/25/24 382
THB 2,501,927 USD 75,500 Bank of America NA 10/25/24 2,386
THB 2,942,940 USD 91,000 Morgan Stanley & Co. International plc 10/25/24 614
THB 2,978,430 USD 91,000 Nomura International plc 10/25/24 1,719
TWD 1,299,454 USD 41,000 HSBC Bank plc 10/25/24 120
USD 45,000 COP 187,695,000 Citibank NA 10/25/24 519
USD 156,000 COP 655,122,000 Deutsche Bank AG 10/25/24 747
USD 45,000 COP 188,347,500 Societe Generale SA 10/25/24 365
USD 68,239 EUR 61,000 Goldman Sachs International 10/25/24 266
USD 385,585 EUR 345,597 Morgan Stanley & Co. International plc 10/25/24 483
USD 68,300 GBP 51,000 Goldman Sachs International 10/25/24 116

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 150,000 IDR 2,279,842,500 Citibank NA 10/25/24 $ 94
USD 68,000 MXN 1,328,030 Barclays Bank plc 10/25/24 806
USD 114,000 MXN 2,247,260 Goldman Sachs International 10/25/24 297
USD 182,000 PLN 698,734 Barclays Bank plc 10/25/24 559
USD 1,044,814 PLN 4,013,643 Morgan Stanley & Co. International plc 10/25/24 2,585
USD 68,000 ZAR 1,176,121 UBS AG 10/25/24 68
ZAR 1,408,852 EUR 72,000 Toronto Dominion Bank 10/25/24 1,144
ZAR 1,541,213 USD 89,000 Bank of America NA 10/25/24 19
ZAR 1,579,278 USD 91,000 HSBC Bank plc 10/25/24 218
ZAR 916,190 USD 52,218 Nomura International plc 10/25/24 700
TRY 1,632,224 USD 44,000 Barclays Bank plc 10/28/24 2,371
TRY 2,460,150 USD 66,000 Citibank NA 10/28/24 3,892
USD 554,294 MXN 10,871,099 State Street Bank and Trust Co. 10/28/24 4,531
USD 68,000 BRL 370,229 Bank of America NA 11/04/24 312
TRY 2,473,684 USD 68,000 UBS AG 11/12/24 1,117
TRY 3,134,356 USD 86,000 HSBC Bank plc 11/18/24 1,002
TRY 4,897,000 USD 134,753 UBS AG 11/20/24 876
USD 137,893 COP 581,548,000 Deutsche Bank AG 11/27/24 637
USD 314,946 CZK 7,089,509 Morgan Stanley & Co. International plc 11/27/24 1,594
TRY 1,471,890 USD 36,761 Barclays Bank plc 12/04/24 3,383
TRY 3,418,110 USD 87,906 Goldman Sachs International 12/04/24 5,322
TRY 2,764,000 USD 64,621 BNP Paribas SA 12/06/24 10,605
BRL 7,400,000 USD 1,326,938 JPMorgan Chase Bank NA 12/18/24 19,021
USD 4,012 GBP 3,000 Natwest Markets plc 12/18/24 2
USD 3,223,030 JPY 454,340,000 HSBC Bank plc 12/18/24 27,714
USD 434,267 JPY 60,389,000 Morgan Stanley & Co. International plc 12/18/24 9,559
USD 124,451 JPY 17,286,000 Royal Bank of Canada 12/18/24 2,881
USD 1,124,162 JPY 159,164,000 UBS AG 12/18/24 4,782
USD 1,879,000 MXN 36,363,254 Citibank NA 12/18/24 54,458
CNY 1,432,950 USD 205,000 Morgan Stanley & Co. International plc 01/27/25 1,359
226,665
USD 189,999 EUR 176,419 JPMorgan Chase Bank NA 10/01/24 (6,382)
BRL 368,900 USD 68,000 Bank of America NA 10/02/24 (283)
USD 249,000 BRL 1,392,449 BNP Paribas SA 10/02/24 (6,602)
USD 68,000 BRL 375,632 Citibank NA 10/02/24 (952)
USD 158,000 BRL 867,067 Goldman Sachs International 10/02/24 (1,162)
USD 40,433 TRY 1,431,687 Barclays Bank plc 10/07/24 (1,224)
USD 570,144 COP 2,435,944,494 Morgan Stanley & Co. International plc 10/16/24 (7,876)
USD 16,238 EUR 14,818 Toronto Dominion Bank 10/17/24 (268)
COP 1,647,869,000 USD 396,136 BNP Paribas SA 10/23/24 (5,509)
USD 386,103 COP 1,647,869,000 Morgan Stanley & Co. International plc 10/23/24 (4,526)
JPY 25,786,074 USD 181,000 Bank of America NA 10/24/24 (985)
AUD 98,000 USD 67,888 Bank of America NA 10/25/24 (109)
AUD 66,000 USD 45,703 Barclays Bank plc 10/25/24 (56)
CHF 57,136 USD 68,000 Barclays Bank plc 10/25/24 (298)
CNY 321,021 USD 46,000 Goldman Sachs International 10/25/24 (90)
COP 356,025,600 GBP 64,000 Deutsche Bank AG 10/25/24 (1,192)
COP 187,740,000 USD 45,000 Bank of America NA 10/25/24 (509)
COP 189,025,650 USD 45,000 Barclays Bank plc 10/25/24 (204)
COP 186,314,850 USD 45,000 JPMorgan Chase Bank NA 10/25/24 (847)
EUR 153,000 GBP 128,609 Morgan Stanley & Co. International plc 10/25/24 (1,452)
EUR 31,000 USD 34,585 BNP Paribas SA 10/25/24 (41)
EUR 61,000 USD 68,471 Goldman Sachs International 10/25/24 (498)
EUR 124,000 USD 138,563 Natwest Markets plc 10/25/24 (389)
HUF 54,174,408 USD 153,000 Barclays Bank plc 10/25/24 (1,358)
IDR 1,708,334,000 USD 113,000 HSBC Bank plc 10/25/24 (672)
JPY 16,302,483 USD 114,000 Bank of America NA 10/25/24 (173)
KRW 58,806,000 USD 45,000 Barclays Bank plc 10/25/24 (366)
KRW 58,738,500 USD 45,000 Morgan Stanley & Co. International plc 10/25/24 (418)
MXN 10,725,061 USD 551,000 Goldman Sachs International 10/25/24 (8,350)
MXN 1,320,807 USD 68,000 State Street Bank and Trust Co. 10/25/24 (1,172)
NOK 461,535 USD 44,000 State Street Bank and Trust Co. 10/25/24 (253)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 128,470 EUR 30,000 State Street Bank and Trust Co. 10/25/24 $ (69)
PLN 346,687 USD 91,000 HSBC Bank plc 10/25/24 (975)
PLN 441,457 USD 115,000 Toronto Dominion Bank 10/25/24 (366)
PLN 349,003 USD 91,000 UBS AG 10/25/24 (374)
SGD 57,540 USD 45,000 Bank of America NA 10/25/24 (174)
USD 181,458 AUD 264,000 Bank of America NA 10/25/24 (1,130)
USD 9,201 AUD 13,500 Natwest Markets plc 10/25/24 (136)
USD 23,000 CHF 19,432 Morgan Stanley & Co. International plc 10/25/24 (26)
USD 68,000 CLP 61,166,000 Barclays Bank plc 10/25/24 (2)
USD 46,000 CLP 41,503,960 Goldman Sachs International 10/25/24 (142)
USD 62,000 CNY 437,199 UBS AG 10/25/24 (524)
USD 114,000 JPY 16,380,629 BNP Paribas SA 10/25/24 (373)
USD 159,000 MXN 3,143,828 HSBC Bank plc 10/25/24 (66)
USD 84,000 SEK 852,957 Deutsche Bank AG 10/25/24 (88)
USD 182,000 THB 6,026,748 Westpac Banking Corp. 10/25/24 (5,614)
USD 41,145 TRY 1,458,481 Barclays Bank plc 10/25/24 (435)
USD 41,000 TWD 1,300,233 HSBC Bank plc 10/25/24 (145)
USD 89,000 ZAR 1,560,406 Deutsche Bank AG 10/25/24 (1,128)
USD 91,000 ZAR 1,596,283 HSBC Bank plc 10/25/24 (1,200)
ZAR 1,164,788 USD 68,000 UBS AG 10/25/24 (723)
USD 170,568 TRY 6,020,319 UBS AG 10/28/24 (468)
BRL 631,568 USD 116,000 Bank of America NA 11/04/24 (532)
BRL 619,331 USD 114,000 Goldman Sachs International 11/04/24 (769)
USD 123,360 TRY 4,890,000 UBS AG 12/04/24 (10,009)
USD 70,292 TRY 2,764,000 Barclays Bank plc 12/06/24 (4,934)
USD 275,665 PEN 1,051,332 Goldman Sachs International 12/11/24 (7,734)
BRL 7,626,574 USD 1,394,000 Citibank NA 12/18/24 (6,830)
JPY 324,134,000 USD 2,298,280 Morgan Stanley & Co. International plc 12/18/24 (18,686)
MXN 36,693,112 USD 1,879,000 Citibank NA 12/18/24 (37,907)
USD 8,109,944 BRL 46,345,900 Barclays Bank plc 12/18/24 (319,745)
USD 8,343,593 EUR 7,541,400 Deutsche Bank AG 12/18/24 (77,886)
USD 118,470 EUR 107,106 Morgan Stanley & Co. International plc 12/18/24 (1,136)
USD 74,776 EUR 67,000 State Street Bank and Trust Co. 12/18/24 (43)
USD 3,050,214 EUR 2,732,000 Toronto Dominion Bank 12/18/24 (609)
USD 61,405 EUR 55,000 UBS AG 12/18/24 (13)
USD 295,609 GBP 225,000 Barclays Bank plc 12/18/24 (5,152)
USD 5,685,928 GBP 4,353,000 State Street Bank and Trust Co. 12/18/24 (132,790)
USD 576,448 MXN 11,528,900 State Street Bank and Trust Co. 12/18/24 (2,020)
USD 446,924 ZAR 7,900,539 Morgan Stanley & Co. International plc 12/20/24 (7,249)
USD 205,000 CNY 1,436,435 Morgan Stanley & Co. International plc 01/27/25 (1,861)
COP 581,548,000 USD 146,191 Citibank NA 02/21/25 (10,482)
COP 818,109,000 USD 197,230 HSBC Bank plc 02/24/25 (6,396)
(721,157)
$ (494,492)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Barclays Bank plc 10/18/24 CNH 7.30 CNH 7.30 USD 11 $ 181
USD Currency ............... One-Touch HSBC Bank plc 10/18/24 PLN 4.25 PLN 4.25 USD 11 59
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/18/24 CNH 7.35 CNH 7.35 USD 23 236
USD Currency ............... One-Touch Barclays Bank plc 10/23/24 CNH 7.50 CNH 7.50 USD 31 37
USD Currency ............... One-Touch Bank of America NA 11/06/24 CNH 7.50 CNH 7.50 USD 34 190
USD Currency ............... One-Touch HSBC Bank plc 11/27/24 SGD 1.32 SGD 1.32 SGD 23 1,817
USD Currency ............... One-Touch HSBC Bank plc 12/09/24 CNH 7.65 CNH 7.65 USD 15 95

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 12.50 INR 12.50 CNH 76 $ 1,847
4,462
Put
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 108 1,415
EUR Currency ............... One-Touch HSBC Bank plc 11/04/24 USD 1.06 USD 1.06 EUR 20 244
EUR Currency ............... One-Touch Bank of America NA 11/12/24 USD 1.05 USD 1.05 EUR 10 109
EUR Currency ............... One-Touch Bank of America NA 11/19/24 USD 1.05 USD 1.05 EUR 10 171
USD Currency ............... One-Touch UBS AG 11/21/24 TRY 35.00 TRY 35.00 USD 10 2,561
EUR Currency ............... One-Touch Barclays Bank plc 12/09/24 USD 1.04 USD 1.04 EUR 15 282
USD Currency ............... One-Touch UBS AG 12/12/24 TRY 35.25 TRY 35.25 USD 9 1,674
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 151 1,124
7,580
$ 12,042
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 465 11/15/24 USD 95.75 USD 116,250 $ 279,000
3-mo. SOFR ............................... 465 11/15/24 USD 95.25 USD 116,250 825,375
1,104,375
Put
3-mo. SOFR ............................... 1,501 10/11/24 USD 96.94 USD 375,250 328,344
$ 1,432,719
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Morgan Stanley & Co. International plc 10/09/24 MXN 18.30 USD 132 $ 9,451
USD Currency ........................... Morgan Stanley & Co. International plc 10/18/24 MXN 18.30 USD 211 15,449
USD Currency ........................... Bank of America NA 10/22/24 CAD 1.37 USD 114 160
USD Currency ........................... Standard Chartered Bank 10/29/24 CNH 7.05 USD 137 580
USD Currency ........................... Deutsche Bank AG 11/12/24 BRL 5.75 USD 133 778
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/24 ZAR 19.00 USD 177 213
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/24 COP 4,200.00 USD 200 4,468
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 23,434 110,844
141,943
Put
USD Currency ........................... Morgan Stanley & Co. International plc 10/11/24 BRL 5.56 USD 114 2,582
EUR Currency ........................... JPMorgan Chase Bank NA 11/12/24 USD 1.06 EUR 102 33
EUR Currency ........................... JPMorgan Chase Bank NA 11/19/24 USD 1.06 EUR 102 53
USD Currency ........................... Goldman Sachs International 12/06/24 TRY 42.50 USD 84 13,283
15,951
$ 157,894

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 486,000 01/17/25 USD 3,572 $ 3,375
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 10/07/24 3 .38 % USD 806 $ 1,542
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4 .43 USD 15,524 —
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual Bank of America NA 10/25/24 4 .00 USD 189 7
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3 .93 USD 4,617 15,458
$ 17,007
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CNY 76 $ (1,847)
Put
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 11.50 INR 11.50 CNY 53 (394)
$ (2,241)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 930 11/15/24 USD 95.50 USD 232,500 $ (1,081,125)
Put
3-mo. SOFR ................................ 1,366 10/11/24 USD 96.56 USD 341,500 (25,612)
$ (1,106,737)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 10/04/24 BRL 5.95 USD 68 $ —
USD Currency ............................. Morgan Stanley & Co. International plc 10/09/24 MXN 19.10 USD 198 (6,393)
USD Currency ............................. Bank of America NA 10/17/24 KRW 1,380.00 USD 67 (15)
USD Currency ............................. Deutsche Bank AG 11/12/24 BRL 6.00 USD 67 (135)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 ZAR 20.00 USD 88 (26)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 COP 4,500.00 USD 111 (477)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. Bank of America NA 11/22/24 CAD 1.40 USD 114 $ (56)
USD Currency ............................. Bank of America NA 12/30/24 ZAR 17.60 USD 68 (1,464)
–
(8,566)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 10/18/24 MXN 17.00 USD 106 —
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 126 (13,434)
–
(13,434)
–
$ (22,000)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2 .76 % USD 5,475 $ (41,903)
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/02/25 2 .76 USD 5,516 (44,587)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3 .98 USD 877 (64,430)
10-Year Interest Rate Swap
(a)
3.29% Annual 1-day SOFR Annual Deutsche Bank AG 08/21/26 3 .29 USD 744 (29,453)
10-Year Interest Rate Swap
(a)
3.32% Annual 1-day SOFR Annual Bank of America NA 08/24/26 3 .32 USD 650 (26,632)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 08/31/26 3 .38 USD 651 (28,493)
10-Year Interest Rate Swap
(a)
3.22% Annual 1-day SOFR Annual Citibank NA 09/09/26 3 .22 USD 1,654 (61,016)
10-Year Interest Rate Swap
(a)
3.17% Annual 1-day SOFR Annual Bank of America NA 09/10/26 3 .17 USD 3,306 (116,417)
10-Year Interest Rate Swap
(a)
3.19% Annual 1-day SOFR Annual Bank of America NA 09/11/26 3 .19 USD 1,504 (54,019)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Barclays Bank plc 09/21/26 3 .28 USD 1,899 (75,644)
10-Year Interest Rate Swap
(a)
3.34% Annual 1-day SOFR Annual Bank of America NA 09/28/26 3 .34 USD 1,214 (51,546)
(594,140)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 10/07/24 3 .55 USD 806 (98)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5 .10 USD 130,403 —
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Bank of America NA 10/25/24 4 .00 USD 552 (5)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3 .76 USD 5,475 (47,448)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 04/02/25 3 .76 USD 5,516 (48,909)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3 .98 USD 877 (17,373)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Annual Deutsche Bank AG 08/21/26 3 .29 USD 744 (31,903)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Annual Bank of America NA 08/24/26 3 .32 USD 650 (27,224)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.38% Annual Bank of America NA 08/31/26 3 .38 USD 651 (25,875)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.22% Annual Citibank NA 09/09/26 3 .22 USD 1,654 (76,762)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.17% Annual Bank of America NA 09/10/26 3 .17 USD 3,306 (159,403)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Annual Bank of America NA 09/11/26 3 .19 USD 1,504 (71,417)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Barclays Bank plc 09/21/26 3 .28 USD 1,899 (83,727)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Annual Bank of America NA 09/28/26 3 .34 USD 1,214 (51,073)
(641,217)
$ (1,235,357)
(a)
Forward settling swaption.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 16,354 $ 1,218,331 $ 1,201,765 $ 16,566
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 14,812 $ (17,433) $ — $ (17,433)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 1,121 (5,833) — (5,833)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 6,759 (4,497) — (4,497)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 4,669 (2,623) — (2,623)
28-day MXIBTIIE Monthly 10.76% Monthly N/A 06/11/26 MXN 2,780 3,610 — 3,610
28-day MXIBTIIE Monthly 9.41% Monthly N/A 07/24/29 MXN 3,116 5,254 — 5,254
7.46% Quarterly 3-mo. JIBAR Quarterly 12/18/24
(a)
12/18/29 ZAR 1,951 1,737 — 1,737
3.84% Annual 1-day SOFR Annual 10/01/24
(a)
10/01/34 USD 2,715 (120,596) — (120,596)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 1,791 (108,790) — (108,790)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,762 (116,956) — (116,956)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 1,791 (115,627) — (115,627)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 895 (59,355) — (59,355)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 376 (20,404) — (20,404)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 1,455 (80,418) (2,977) (77,441)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 373 (11,556) — (11,556)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 362 (11,271) — (11,271)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 254 8,717 — 8,717
$ (656,041) $ (2,977) $ (653,064)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.30% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 503 $ 6,976 $ — $ 6,976
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 503 6,535 — 6,535
2.28% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 503 9,119 — 9,119
2.29% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 503 8,571 — 8,571
UK Retail Price Index All
Items Monthly At Termination 3.10% At Termination 09/15/54 GBP 1,394 (35,778) (1,941) (33,837)
$ (4,577) $ (1,941) $ (2,636)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1 .00 % Quarterly Barclays Bank plc 12/20/24 USD 122 $ (230) $ 135 $ (365)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 120 (226) 133 (359)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 78 (147) 85 (232)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 170 (320) 185 (505)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 123 (230) 134 (364)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/24 USD 120 (226) 133 (359)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 12/20/29 USD 1,712 (53,875) (49,766) (4,109)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 870 (27,346) (25,836) (1,510)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 849 (25,747) (23,928) (1,819)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 292 7,017 9,270 (2,253)
Federative Republic of Brazil .. 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 560 13,458 17,779 (4,321)
Republic of Colombia ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 201 9,169 10,184 (1,015)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 20 1,461 1,636 (175)
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 218 16,164 18,108 (1,944)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 14 1,012 (998)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 — 33 (33)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,266 392 874
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD — — (106) 106
$ – $ – $ –
$ (59,798) $ (40,417) $ (19,381)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,267) $ (818) $ (449)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (1,726) (733) (993)
$ (2,993) $ (1,551) $ (1,442)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 1,072,918 $ (329) $ — $ (329)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 717,746 (88) — (88)
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA N/A 07/01/25 BRL 2,076 (2,539) — (2,539)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 1,290 (1,204) — (1,204)
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 2,014,959 (3,527) — (3,527)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 563 (4,124) — (4,124)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 2,243 10,981 — 10,981
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 976 2,281 — 2,281

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 27 $ (215) $ — $ (215)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,892 (21,057) — (21,057)
4.34% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 09/13/27 CLP 227,784 (88) — (88)
$ (19,909) $ — $ (19,909)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .08
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10 .74
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .05
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4 .20
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .11
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 13,064,164 $ — $ 13,064,164
Common Stocks ......................................... 672,451 — — 672,451
Corporate Bonds
Aerospace & Defense .................................... — 8,798,118 — 8,798,118
Banks ............................................... — 22,788,394 3,900 22,792,294

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Beverages ........................................... $ — $ 422,767 $ — $ 422,767
Biotechnology ......................................... — 6,786,587 — 6,786,587
Broadline Retail ........................................ — 965,939 — 965,939
Capital Markets ........................................ — 28,686,796 — 28,686,796
Chemicals ............................................ — 310,449 — 310,449
Communications Equipment ................................ — 125,818 — 125,818
Consumer Finance ...................................... — 1,311,060 — 1,311,060
Diversified REITs ....................................... — 11,858,515 — 11,858,515
Diversified Telecommunication Services ........................ — 5,822,654 — 5,822,654
Electric Utilities ........................................ — 21,117,015 — 21,117,015
Financial Services ...................................... — 775,047 — 775,047
Food Products ......................................... — 33,440 — 33,440
Gas Utilities ........................................... — 562,465 — 562,465
Ground Transportation ................................... — 2,800,904 — 2,800,904
Health Care Equipment & Supplies ........................... — 548,419 — 548,419
Health Care Providers & Services ............................ — 8,450,915 — 8,450,915
Hotels, Restaurants & Leisure .............................. — 49,999 — 49,999
Household Products ..................................... — 50,689 — 50,689
Industrial Conglomerates .................................. — 554,046 — 554,046
Insurance ............................................ — 942,065 — 942,065
Interactive Media & Services ............................... — 1,670,876 — 1,670,876
IT Services ........................................... — 2,965,816 — 2,965,816
Leisure Products ....................................... — — 425,315 425,315
Life Sciences Tools & Services .............................. — 344,168 — 344,168
Machinery ............................................ — 351,739 — 351,739
Media ............................................... — 2,463,545 — 2,463,545
Metals & Mining ........................................ — 2,448,475 — 2,448,475
Multi-Utilities .......................................... — 733,965 — 733,965
Oil, Gas & Consumable Fuels ............................... — 41,207,180 — 41,207,180
Passenger Airlines ...................................... — 682,505 — 682,505
Pharmaceuticals ....................................... — 2,058,499 — 2,058,499
Real Estate Management & Development ....................... — 3,000 — 3,000
Retail REITs .......................................... — 476,028 — 476,028
Semiconductors & Semiconductor Equipment .................... — 3,059,493 564,200 3,623,693
Software ............................................. — 2,789,020 — 2,789,020
Specialized REITs ...................................... — 4,025,735 — 4,025,735
Specialty Retail ........................................ — 1,090,421 — 1,090,421
Technology Hardware, Storage & Peripherals .................... — 1,468,527 — 1,468,527
Textiles, Apparel & Luxury Goods ............................ — 728,694 — 728,694
Tobacco ............................................. — 4,458,057 — 4,458,057
Trading Companies & Distributors ............................ — 99,472 — 99,472
Wireless Telecommunication Services ......................... — 4,627,193 — 4,627,193
Fixed Rate Loan Interests ................................... — — 205,128 205,128
Floating Rate Loan Interests
Capital Markets ........................................ — 115,125 — 115,125
Financial Services ...................................... — — 52,000 52,000
Media ............................................... — 170 — 170
Oil, Gas & Consumable Fuels ............................... — — 154,305 154,305
Foreign Agency Obligations ................................. — 6,077,001 — 6,077,001
Foreign Government Obligations .............................. — 42,276,986 — 42,276,986
Investment Companies .................................... 137,457,259 — — 137,457,259
Municipal Bonds ......................................... — 6,427,635 — 6,427,635
Non-Agency Mortgage-Backed Securities ........................ — 8,614,968 — 8,614,968
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 286,237,961 — 286,237,961
U.S. Treasury Obligations ................................... — 246,321,311 — 246,321,311
Short-Term Securities
Foreign Government Obligations .............................. — 588,577 — 588,577
Money Market Funds ...................................... 44,009,963 — — 44,009,963
Options Purchased
Foreign currency exchange contracts ........................... — 169,936 — 169,936
Interest rate contracts ...................................... 1,432,719 17,007 — 1,449,726
Other contracts .......................................... — 3,375 — 3,375
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (54,796,044) $ — $ (54,796,044)
$ 183,572,392 $ 756,632,681 $ 1,404,848 $ 941,609,921
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 17,546 $ — $ 17,546
Foreign currency exchange contracts ............................ — 226,665 — 226,665
Interest rate contracts ....................................... 217,426 32,580 — 250,006
Other contracts ........................................... — 31,201 — 31,201
Liabilities
Credit contracts ........................................... — (21,803) — (21,803)
Foreign currency exchange contracts ............................ — (745,398) — (745,398)
Interest rate contracts ....................................... (1,302,709) (1,940,910) — (3,243,619)
Other contracts ........................................... — (33,837) — (33,837)
$ (1,085,283) $ (2,433,956) $ — $ (3,519,239)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
AMT Alternative Minimum Tax
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)